National Portfolio Series 126
                                     File No. 33-49221
                          Delaware Portfolio Series 12
                                     File No. 33-47084
                   Investment Company Act No. 811-3676


    SECURITIES AND EXCHANGE COMMISSION
         WASHINGTON, D.C.  20549

      POST-EFFECTIVE AMENDMENT NO. 4
               TO FORM S-6


For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2.

   A.   Exact name of Trust:

        DEAN WITTER SELECT MUNICIPAL TRUST,
        NATIONAL PORTFOLIO SERIES 126
        DELAWARE PORTFOLIO SERIES 12

   B.   Name of Depositor:

        DEAN WITTER REYNOLDS INC.

   C. Complete address of Depositor's principal executive office:

        DEAN WITTER REYNOLDS INC.
        Two World Trade Center
        New York, New York  10048

   D.   Name and complete address of agents for service:

        Mr. Michael D. Browne
        Dean Witter Reynolds Inc.
        Unit Trust Department
        Two World Trade Center - 59th Floor
        New York, New York  10048

        Copy to:

        Kenneth W. Orce, Esq.
        Cahill Gordon & Reindel
        80 Pine Street
        New York, New York  10005

        Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph (b) of Rule 485.
        Pursuant to Rule 429(b) under the Securities Act of 1933, the Registration Statement and prospectus contained herein relates to Registration Statements
        Nos.:

   33-49221
   33-47084
                    Cross Reference Sheet

 Pursuant to Rule 404(c) of Regulation C
     under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
      as to Prospectus on Form S-6)


Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


   I.  Organization and General Information


 1.  a)  Name of Trust                   Front Cover
     b)  Title of securities issued

 2.  Name and address of Depositor       Table of Contents

 3.  Name and address of Trustee         Table of Contents

 4.  Name and address of principal       Table of Contents
     Underwriter

 5.  Organization of Trust               Introduction

 6.  Execution and termination of        Introduction; Amendment
     Indenture                           and Termination of the
                                         Indenture

 7.  Changes of name                     *30

 8.  Fiscal Year                         Included in Form N-8B-2

 9.  Litigation                          *30

   II.  General Description of the Trust
        and Securities of the Trust


10.  General Information regarding
     Trust's Securities and Rights of
     Holders

   a)  Type of Securities              Rights of Unit Holders
       (Registered or Bearer)


______________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


   b)  Type of Securities              Administration of the
        (Cumulative or                 Trust-Distribution
        Distributive)

   c)  Rights of Holders as to         Redemption; Public
       Withdrawal or Redemption        Offering of Units Secondary
                                       Market

   d)  Rights of Holders as to         Public Offering of Units-
        conversion, transfer, etc.     Secondary Market;
                                       Exchange Option;
                                       Redemption; Rights of
                                       Unit Holders-Certificates

   e)  Lapses or defaults with         *30
        respect to periodic payment
        plan certificates

   f)  Voting rights as to             Rights of Unit Holder-
        Securities under the           Certain Limitations
        Indenture

   g)  Notice to Holders as to         Amendment and Termination
        change in                      of the Indenture

        1)  Assets of Trust            Administration of the
                                       Trust-Reports to Unit
                                       Holders; The Trust-
                                       Summary Description of
                                       the Portfolios

        2)  Terms and Conditions of    Amendment and Termination
            Trust's Securities        of the Indenture

        3)  Provisions of Trust        Amendment and Termination
                                       of the Indenture

        4)  Identity of Depositor      Sponsor; Trustee
            and Trustee

   h)  Security Holders Consent
       required to change

        1)  Composition of assets      Amendment and Termination
            of Trust                  of the Indenture

______________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


        2)  Terms and conditions of    Amendment and Termination
            Trust's Securities        of the Indenture

        3)  Provisions of Indenture    Amendment and Termination
                                      of the Indenture

        4)  Identity of Depositor      *30
            and Trustee

     i)  Other Provisions              Cover of Prospectus; Tax
                                       Status

11.  Type of securities comprising       The Trust-Summary
     units                               Description of the
                                         Portfolios; Objectives
                                         and Securities Selection;
                                         The Trust-Special
                                         Considerations

12.  Type of securities comprising       *30
     periodic payment certificates

13.  a)  Load, fees, expenses, etc.     Summary of Essential
                                        Information; Public
                                        Offering of Units- Public
                                        Offering Price; -Profit
                                        of Sponsor; -Volume
                                        Discount; Expenses and
                                        Charges

   b)  Certain information             *30
        regarding periodic payment
        certificates

   c)  Certain percentages             Summary of Essential
                                       Information; Public
                                       Offering of Units-Public
                                       Offering Price; -Profit
                                       of Sponsor; -Volume
                                       Discount

   d)  Price differentials             Public Offering of
                                       Units-Public Offering
                                       Price


______________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


   e)  Certain other loads, fees,      Rights of Unit Holders-
        etc. payable by holders        Certificates

   f)  Certain profits receivable      Redemption-Purchase by
        by depositor, principal        the Sponsors of Units
        underwriters, trustee or       Tendered for Redemption
        affiliated persons

   g)  Ratio of annual charges to      *30
        income

14.  Issuance of trust's securities      Introduction; Rights of
                                         Unit Holders-Certificates

15.  Receipt and handling of payments    Public Offering of Units-
     from purchasers                     Profit of Sponsor

16.  Acquisition and disposition of      Introduction; Amendment
     underlying securities               and Termination of the
                                         Indenture; Objectives and
                                         Securities Selection; The
                                         Trust-Summary Description
                                         of the Portfolio;
                                         Sponsor-Responsibility

17.  Withdrawal or redemption by         Redemption; Public
     Security Holders                    Offering of Units-
                                         Secondary Market

18.  a)  Receipt and disposition of      Administration of the
         income                         Trust; Reinvestment
                                        Programs

   b)  Reinvestment of                 Reinvestment Programs
        distributions

   c)  Reserves or special fund        Administration of the
                                       Trust-Distribution

   d)  Schedule of distribution        *30

19.  Records, accounts and report        Administration of the
                                        Trust-Records and
                                        Accounts;-Reports to Unit
                                        Holders

______________________

*    30 Not applicable, answer negative or not required.
Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


20.  Certain miscellaneous provisions    Amendment and Termination
     of the Indenture                    of the Indenture;
                                         Sponsor-Limitation on
                                         Liability-Resignation;
                                         Trustee-Limitation on
                                         Liability-Resignation

21.  Loans to security holders           *30

22.  Limitations on liability            Sponsor, Trustee;
                                         Evaluator-Limitation on
                                         Liability

23.  Bonding arrangements                Included in Form N-8B-2

24.  Other material provisions of the    *30
     Indenture

   III.  Organization Personnel and
         Affiliated Persons of Depositor


25.  Organization of Depositor           Sponsor

26.  Fees received by Depositor          Expenses and Charges-
                                         Fees; Public Offering of
                                         Units-Profit of Sponsor

27.  Business of Depositor               Sponsor and Included in
                                         Form N-8B-2

28.  Certain information as to           Included in Form N-8B-2
     officials and affiliated persons
     of Depositor

29.  Voting securities of Depositor      Included in Form N-8B-2

30.  Persons controlling Depositor       *30

31.  Payments by Depositor for           *30
     certain other services

32.  Payments by Depositor for           *30
     certain other services rendered
     to trust

______________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


33.  Remuneration of employees of        *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons        *30
     for certain services rendered to     trust

   IV.  Distribution and Redemption of Securities


35.  Distribution of trust's             Public Offering of Units
-    securities by states                Public Distribution

36.  Suspension of sales of trust's      *30
     securities

37.  Revocation of authority to          *30
     distribute

38.  a)  Method of distribution          Public Offering of Units
     b)  Underwriting agreements
     c)  Selling agreements

39.  a)  Organization of principal       Sponsor
         underwriter
     b)  N.A.S.D. membership of
         principal underwriter

40.  Certain fees received by            Public Offering of Units-
     principal underwriter               Profit of Sponsor

41.  a)  Business of principal           Sponsor
         underwriter
     b)  Branch offices of principal     *30
         underwriter
     c)  Salesman of principal           *30
         underwriter

42.  Ownership of trust's securities     *30
     by certain persons

43.  Certain brokerage commissions       *30
     received by principal
     underwriter

______________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


44.  a)  Method of valuation             Public Offering of Units

     b)  Schedule as to offering         *30
         price

   c)  Variation in offering price     Public Offering of Units-
        to certain persons             Volume Discount; Exchange
                             option

45.  Suspension of redemption rights     *30

46.  a)  Redemption valuation            Public Offering of Units-
                                         Secondary Market;
                                         Redemption

   b)  Schedule as to redemption       *30
        price

47.  Maintenance of position in          See items 10(d), 44 and
     underlying securities               46

   V. Information concerning the Trustee or Custodian


48.  Organization and regulation of      Trustee
     Trustee

49.  Fees and expenses of Trustee        Expenses and Charges

50.  Trustee's lien                      Expenses and Charges

   VI.  Information concerning Insurance
        of Holders of Securities


51.  a)  Name and address of             *30
         Insurance Company

   b)  Type of policies                *30

   c)  Type of risks insured and       *30
        excluded

   d)  Coverage of policies            *30


______________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


   e)  Beneficiaries of policies       *30

   f)  Terms and manner of             *30
        cancellation

   g)  Method of determining           *30
        premiums

   h)  Amount of aggregate premiums    *30
        paid

   i)  Who receives any part of        *30
        premiums

   j)  Other material provisions of
        the Trust relating to          *30
        insurance

   VII.  Policy of Registrant


52.  a)  Method of selecting and         Introduction; Objectives
        eliminating securities from      and Securities Selection;
        the Trust                        The Trust-Summary
                                         Description of the
                                         Portfolio Sponsor-
                                         Responsibility

   b)  Elimination of securities       *30
        from the Trust

   c)  Policy of Trust regarding       Introduction; Objectives
        substitution and               and Securities Selection;
        elimination of securities      Sponsor-Responsibility;

   d)  Description of any              30
        fundamental policy of the
        Trust

53.  Taxable status of the Trust         Cover of Prospectus; Tax
                                         Status

   VIII.  Financial and Statistical Information



______________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


54.  Information regarding the           *30
     Trust's past ten fiscal years

55.  Certain information regarding       *30
     periodic payment plan
     certificates

56.  Certain information regarding       *30
     periodic payment plan
     certificates

57.  Certain information regarding       *30
     periodic payment plan
     certificates

58.  Certain information regarding       *30
     periodic payment plan
     certificates

59.  Financial statements                Statement of Financial
     (Instruction 1(c) to Form S-6)      Condition





______________________

*    30 Not applicable, answer negative or not required.
          LOGO

DEAN WITTER SELECT
MUNICIPAL TRUST

NATIONAL PORTFOLIO SERIES 126

DELAWARE PORTFOLIO SERIES 12

(Unit Investment Trusts)


_______________________________________________________________

These Trusts were formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of the Delaware Trust only, is exempt from State of Delaware income taxes to individual Unit Holders resident in the State of Delaware, through investment in a fixed portfolio consisting primarily of investment grade long-term state, municipal and public authority debt obligations. The value of the Units of each of the Trusts will fluctuate with the value of the portfolio of underlying Securities. Minimum Purchase: 1 Unit.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trusts, and the portfolio and financial statements of each Trust. Part B contains a general description of the Trusts. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trusts has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.
_______________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________

Read and retain both parts of this Prospectus for future reference.

Units of the Trusts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.


 Prospectus Part A dated June 26, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH
 RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     DEAN WITTER SELECT MUNICIPAL TRUST
        NATIONAL PORTFOLIO SERIES 126
        DELAWARE PORTFOLIO SERIES 12


              TABLE OF CONTENTS

 PART A                                                    Page


 Table of Contents...................................     A-1
 Summary of Essential Information....................     A-3
 The National Trust..................................     A-9
 The Delaware Trust..................................    A-11
 Independent Auditor's Report........................     F-1

 PART B

 Introduction........................................        1
 The Trust...........................................        2
     Special Considerations .........................        2
     Summary Description of the                              3
       Portfolios ...................................
 Insurance on the Securities                                21
   in an Insured Trust...............................
 Objectives and Securities Selection.................       25
 The Units...........................................       26
 Tax Status..........................................       27
      Public Offering of Units.......................       32
      Public Offering Price..........................       32
      Public Distribution............................       33
      Secondary Market...............................       34
      Profit of Sponsor..............................       35
      Volume Discount................................       35
 Exchange Option.....................................       36
 Reinvestment Programs...............................       37
 Redemption..........................................       38
      Tender of Units................................       38
      Computation of Redemption Price
        per Unit.....................................       39
      Purchase by the Sponsor of Units
        Tendered for Redemption......................       39
 Rights of Unit Holders..............................       40
      Certificates...................................       40
      Certain Limitations............................       40
                     A-1
 Expenses and Charges................................       40
      Initial Expenses...............................       40
      Fees...........................................       40
      Other Charges..................................       41
 Administration of the Trust.........................       42
      Records and Accounts...........................       42
      Distribution...................................       42
      Distribution of Interest and
        Principal....................................       42
      Reports to Unit Holders........................       44
 Sponsor.............................................       45
 Trustee.............................................       47
 Evaluator...........................................       48
 Amendment and Termination
   of the Indenture..................................       49
 Legal Opinions......................................       50
 Auditors............................................       50
 Bond Ratings........................................       50
 Federal Tax Free vs. Taxable
   Income............................................       54


                  Sponsor:

          Dean Witter Reynolds Inc.
           Two World Trade Center
          New York, New York  10048

                 Evaluator:

        Kenny S&P Evaluation Services
     A Division of J.J. Kenny Co., Inc.
                 65 Broadway
          New York, New York  10006

                  Trustee:

          The Chase Manhattan Bank
               270 Park Avenue
          New York, New York  10017

 NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      NATIONAL PORTFOLIO SERIES 126

                                           As of April 30, 1997




FACE AMOUNT OF SECURITIES           $3,805,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0155%

NUMBER OF UNITS                             3,797     ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F2>              5.470%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT        1/3,797th     ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F2>              5.407%

PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust      $3,690,150.00       Estimated net annual interest rate
                                                          per Unit times $1,000                 $56.06
  Divided by 3,797 Units            $      971.86       Divided by 12                           $ 4.67

  Plus sales charge of 5.175% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (5.457%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                             53.03       day of each month

  Public Offering Price per Unit         1,024.89     MINIMUM PRINCIPAL DISTRIBUTION:  No
    Plus undistributed net                              distribution need be made from the
    investment income and                               Principal Account if balance therein
    accrued interest                        17.20<F1>   is less than $1 per Unit outstanding

    Adjusted Public Offering Price  $    1,042.09     TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
                                                        Evaluator's fee) $1.93 per $1,000
SPONSOR'S REPURCHASE PRICE AND                          face amount of underlying Securities    $ 1.93
  REDEMPTION PRICE PER UNIT
  (based on bid side evaluation of                    SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  underlying Securities, $53.03                         FEE:  Maximum of $.25 per $1,000
  less than Adjusted Public                             face amount of underlying Securities       .25
  Offering Price per Unit)          $      989.06
                                                      TOTAL ESTIMATED ANNUAL EXPENSES
                                                        PER UNIT                                $ 2.18
CALCULATION OF ESTIMATED NET
  ANNUAL INTEREST RATE PER UNIT                       EVALUATOR'S FEE FOR EACH EVALUATION:
  (based on face amount of $1,000                       $.40 per issue of Security.
  per Unit)

  Annual interest rate per Unit             5.824%    EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2042
    Unit ($2.18) expressed as a
    percentage                               .218%    DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if
Estimated net annual interest rate                      the value of the portfolio of the Trust at
  per Unit                                  5.606%      any time is less than $1,522,000.



   <F1> Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on April 30, 1997.

   <F2> The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3





                                     SUMMARY OF ESSENTIAL INFORMATION

                               DEAN WITTER NATIONAL SELECT MUNICIPAL TRUST
                                       DELAWARE PORTFOLIO SERIES 12

                                           As of April 30, 1997




FACE AMOUNT OF SECURITIES           $2,990,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0147%

NUMBER OF UNITS                             3,045     ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F12>             5.297%

FRACTIONAL UNDIVIDED INTEREST IN THE                  ESTIMATED LONG TERM RETURN (based on
  TRUST REPRESENTED BY EACH UNIT        1/3,045th       Public Offering Price)<F12>             5.146%


PUBLIC OFFERING PRICE                                 MONTHLY INTEREST DISTRIBUTIONS

  Aggregate bid side evaluation                         Estimated net annual interest rate
    of Securities in the Trust      $2,914,961.00         per Unit times $1,000                 $52.98
                                                        Divided by 12                           $ 4.41
  Divided by 3,045 Units            $      957.29
                                                      RECORD DATE:  The ninth day of each month
  Plus sales charge of 4.296% of
    Public Offering Price (4.489%                     DISTRIBUTION DATE:  The fifteenth
    of net amount invested in                           day of each month
    Securities)                             42.97
                                                      MINIMUM PRINCIPAL DISTRIBUTION:  No
  Public Offering Price per Unit         1,000.26       distribution need be made from the
    Plus undistributed principal                        Principal Account if balance therein
    and net investment income and                       is less than $1 per Unit outstanding
    accrued interest                        18.49<F11>
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES
    Adjusted Public Offering Price  $    1,018.75       (including estimated expenses and
                                                        Evaluator's fee) $1.98 per $1,000
                                                        face amount of underlying Securities    $ 1.98
SPONSOR'S REPURCHASE PRICE AND
  REDEMPTION PRICE PER UNIT                           SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  (based on bid side evaluation of                      FEE:  Maximum of $.25 per $1,000
  underlying Securities, $42.97 less                    face amount of underlying Securities       .25
  than Adjusted Public Offering Price
  per Unit) plus accrued interest   $      975.78     TOTAL ESTIMATED ANNUAL EXPENSES
                                                        PER UNIT                                $ 2.23
CALCULATION OF ESTIMATED NET
  ANNUAL INTEREST RATE PER UNIT
  (based on face amount of $1,000                     EVALUATOR'S FEE FOR EACH EVALUATION:
  per Unit)                                             $.40 per issue of Security.

  Annual interest rate per Unit             5.521%    EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2042
    Unit ($2.23) expressed as a
    percentage                               .223%    DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest rate                      of the portfolio of the Trust at any time is
  per Unit                                  5.298%      less than $1,218,000.



  <F11>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on April 30, 1997.

  <F12>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering
of Units - Volume Discount" in Part B of this Prospectus.)

                                                A-4


                                                F-9

                     A-3
              SUMMARY OF ESSENTIAL INFORMATION
                 (Continued)


 THE TRUSTS -- The Dean Witter Select Municipal Trust,
 National Portfolio Series 126 (the "National Trust") and Delaware Portfolio Series 12 (the "Delaware Trust") are two separate unit investment trusts (collectively, the "Trusts") created on May 6, 1993 (the "Date of Deposit"), under the laws of the State of New York pursuant to an Indenture as defined in Part B. Each of the Trusts is composed of "investment grade" long-term interest bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of each Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of the Delaware Trust only, is exempt from State of Delaware income taxation to individual Unit Holders resident in the State of Delaware; and (2) the conservation of capital. The interest income from the Delaware Trust, however, may be includable in a Unit Holder's alternative minimum taxable income in some cases. The payment of interest and the preservation of principal of the Trusts is dependent on the continuing ability of the respective Issuers of the Securities thereof to meet their obligations to pay principal and interest on the Securities. Therefore, there is no guarantee that the objectives of the Trusts will be achieved. All of the Securities in each of the Portfolios are obligations of states or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of the Delaware Trust only, is exempt from State of Delaware income taxes when owned by individual Unit Holders resident in the State of Delaware, except that interest on one Security in the Delaware Trust will be a tax preference item for individuals and corporations for alternative minimum tax purposes. (For a discussion of certain tax aspects of the Trusts, see: "Tax Status", in Part B. For a discussion of certain state tax aspects of the Delaware Trust, see: "Special Considerations Regarding Delaware Securities -- Delaware Tax Status", herein.)

 OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY
 MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF EACH TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF A PARTICULAR TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

                     A-4
           MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by each Trust will be made, on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor. (See: "Reinvestment Programs", in Part B).

 PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of each Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

 ESTIMATED CURRENT RETURN -- The Estimated Current
 Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Estimated Annual Income and Current Return", in Part B.)

 MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.)
 Market conditions may cause such prices to be greater or less than the amount paid for Units.

 SPECIAL CONSIDERATIONS -- An investment in Units of the Trusts should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The National Trust is considered to be concentrated in Electric and Power Securities (40.51% of the aggregate market value of the
                     A-5
 National Trust Portfolio). The Delaware Trust is considered to be concentrated in Electric and Power Securities and General Obligation Securities (31.86% and 38.18%, respectively, of the aggregate market value of the Delaware Trust Portfolio). (See:
 "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "The National Trust" or "The Delaware Trust", herein, for a discussion of additional risks relating to Units of such Trust.)

 OTHER INFORMATION -- The Securities in the Portfolio of each Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of each Trust is January 1, 2042. The latest maturity of a Security in the National Trust is January 2031; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 23.085 years. The latest maturity of a Security in the Delaware Trust is June 2021; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 17.901 years. The actual maturity dates of each of the Securities contained in each Trust are shown on the respective "Schedule of Portfolio Securities", herein.

 The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in each Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by a Trust.

 SALES CHARGE/VOLUME DISCOUNT -- The Public Offering
 Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

 The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the
                     A-6
 Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                       (as % of bid      (as % of Public
 Time to Maturity                side evaluation)  Offering Price)


 Less than one year.................      0%               0%
 1 year to less than 2 years........  0.756%            0.75%
 2 years to less than 4 years.......  1.523%            1.50%
 4 years to less than 7 years.......  2.564%            2.50%
 7 years to less than 11 years......  3.627%            3.50%
 11 years to less than 15 years.....  4.712%            4.50%
 15 years and greater...............  5.820%            5.50%

 The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth below.

                                    Dealer Concession
                % of Effective      as % of Effective
 Number of Units            Sales Charge        Sales Charge


1-99                   100%                    65%
100-249                95%                    62%
250-499                85%                    55%
500-999                70%                    45%
1,000 or more          55%                    35%

 To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

 Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public
 Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

 Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

 For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.
                     A-7
           Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

 On May 31, 1997, Dean Witter, Discover & Co., Dean
 Witter's former parent company, and Morgan Stanley Group Inc.
 merged to form MCDWD. In connection with such merger, the corporate name or DWDC was changed to Morgan Stanley, Dean
 Witter, Discover & Co. ("MCDWD").

                     A-8

                       THE NATIONAL TRUST

 The Portfolio of the National Trust consists of eleven issues of Securities, ten of which were issued by Issuers located in nine states and one of which (approximately 11.62% of the aggregate market value of the National Trust Portfolio) was issued by an Issuer located in the District of Columbia. Two issues of Securities are each a general obligation of an Issuer. Issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The National Trust contains the following categories of Securities:

                          Percentage of Aggregate
                          Market Value of Trust
                                 Portfolio
 Category of Security                   (as of June 6, 1997)


 Electric and Power ................         40.51%
 General Obligation ................         23.43%
 Health Care and Hospital                  19.12%
 Housing ...........................         7.16%
 Water and Sewer ...................         8.63%
 Prerefunded/Escrowed to
   Maturity ........................         1.15%
 Original Issue Discount ...........        66.55 %

 See:  "The Trust -- Summary Description of the
 Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the National Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

 Of the Original Issue Discount bonds in the National
 Trust, approximately 5.56% of the aggregate principal amount of the Securities in the National Trust (or 1.15% of the market value of all Securities in the National Trust on June 6, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

 Securities representing approximately 14.48% and
 8.63% of the aggregate market value of the Portfolio are subject to redemption at the option of the Issuer thereof beginning in 1998 and 1999, respectively. (See: "Schedule of Portfolio Securities," herein, and "The Trust _ Summary description of the Portfolios _ Additional Securities considerations _ Redemption of Securities," in Part B.)

                     A-9

           On June 6, 1997, based on the bid side of the market, the aggregate market value of the Securities in the National
 Trust was $3,501,945.60.

 On June 6, 1997, Standard & Poor's Corporation rated eight of the Securities in the National Trust as follows:
 28.95%-AAA, 27.35%-AA, 13.27%-A and 23.56%-BBB; and Moody's
 Investors Service rated three of the Securities as follows:
 1.15%-Aaa, 5.72%-A, and 11.62%-Ba. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the National Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

                       THE DELAWARE TRUST

The Portfolio of the Delaware Trust consists of nine issues of Securities, nine of which were issued by Issuers located in Delaware. Three issues of Securities are each a general obligation of an Issuer. Six issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Delaware Trust contains the following categories of Securities:

                                      Percentage of Aggregate
                                      Market Value of Trust
                                           Portfolio
Category of Security		         (as of June 6, 1997)

Electric and Power 	                 31.86%
General Obligation 	                 38.18%
Highway & Transportation              8.44%
Housing 	                            2.29%
Prerefunded/Escrowed to
  Maturity 	                      19.23%
Original Issue Discount	            73.07%
Private Activity AMT 	            2.29%

      See: "The Trust -- Summary Description of the Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Delaware Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

     Of the Original Issue Discount bonds in the Delaware Trust, approximately 6.38% of the aggregate principal amount of the Securities in the Delaware Trust (or 2.29% of the market value of all Securities in the Delaware Trust on June 6, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

        Securities representing approximately 9.08% of the aggregate market value of the Portfolio are subject to redemption at the option of the Issuer thereof beginning in 1999. (See: "Schedule of Portfolio Securities," herein, and "The Trust - Summary description of the Portfolios - Additional
Securities considerations - Redemption of Securities," in Part B.)

ALTERNATIVE MINIMUM TAX -- Accrued interest on the zero coupon bond will be a tax preference item for alternative minimum tax purposes (see: Schedule of Portfolio Securities). Although such accrued interest will not be distributed to Unit Holders on a current basis, Unit Holders subject to the alternative minimum tax will be subject to such tax on such interest as if a current distribution of such amounts had been made.

          On June 6, 1997, based on the bid side of the market, the aggregate market value of the Securities in the Delaware Trust was $2,955,322.80.

           On June 6, 1997, Standard & Poor's Corporation rated eight of the Securities in the Delaware Trust as follows: 67.91%-AAA, 17.51%-AA and 12.29%-A; and Moody's Investors Service rated one of the Securities as follows: 2.29%-A. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Delaware Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.


              SPECIAL CONSIDERATIONS REGARDING
             DELAWARE SECURITIES - June 12, 1997


          The Sponsor believes the information summarized below describes some of the more significant developments relating to the general economic conditions of the State of Delaware and in particular to the State government itself. This information may be relevant to the Securities (i) of or supported by the State of Delaware or (ii) of municipalities or other political subdivisions or instrumentalities of the State of Delaware that rely, in whole or in part, on ad valorem real property taxes and other general or special funds of such municipalities or political subdivisions. The sources of such information include publicly available documents, including the Official Statements of the State. The Sponsor has not independently verified any of the information contained in such Official Statements and other publicly available documents, and is not aware of any facts that would render such information inaccurate.

Economic Base


          The growth experienced in most sectors of Delaware's economy for the past ten years has been considerably greater than the average growth rates in the other forty-nine states. Population grew by 22% in Delaware, compared with the national growth of 17% and 5% in the other states in the region (Maryland, New Jersey, New York, Pennsylvania). Delaware's 1996 population exceeded the 1995 head count by 1.1%, the growth rate for the U.S. was 0.9%, and the growth in the mideast region was 0.1%. Similarly, Delaware's employment growth from 1986 through 1996 of 25% exceeded the 20% and 5% growth rates of the nation and the region, respectively.

          During the same period, unemployment rates declined from a level higher than the national average, to one lower than the U.S. Delaware's April 1997 unemployment rate of 4.2% was lower than the national rate of 4.9%. The April average of the other states in the mideast region was 5.4%. For 1996, Delaware's unemployment rate averaged 5.2%, lower than the 5.4% rate for the U.S. and the 5.9% regional average rate for the same year.

          Personal income in the State advanced 92% from 1986 through 1996, compared with 80% for the nation and 72% in the region. The 1995 poverty rate in the State was 10.3%, considerably lower than the national rate of 13.8%. In July 1995 State Policy Reports ranked states by gross state product per capita. Delaware ranked second of all the states, with Alaska as the only state that exceeded

Delaware. Delaware exceeded the average state in the value of per capita production by 46%.

          These indicators of above average economic performance resulted in part from financial decisions made by the State in the late 1970's and early 1980's. They include (1) reducing the top marginal personal income tax rate from 19.8% to 7.7% and a further reduction effective January 1997 that lowered the top rate to 6.9%, (2) broadening the employment base to reduce the influence of the manufacturing sector on Delaware's economy (from 25% of all jobs in 1986 to 16% in 1996), (3) reducing regulations on business - especially banking through the Financial Center Development Act of 1981, and (4) following fiscally conservative taxing policies. In 1993, further deregulatory legislation was enacted, which increased competitive options for telecommunications providers and expanded the powers of limited liability partnerships in Delaware.

          Since the national recession in the early 1990s, employment has grown steadily in Delaware. Compared with one year earlier, Delaware's employment in April 1997 had increased by 8,900 (2.4%) while the nation's employment grew by 2.2% and the other states in the region saw an increase of 1.7%.

          Delaware's manufacturing employment continues to be negatively impacted by the downsizing and restructuring of the chemical industry. In April 1997 there were 23,500 chemical workers in Delaware, 10,100 fewer than in the peak year of 1990. When comparing April 1997 with April one year earlier, Delaware's loss of chemical employment was nearly 3%, the same as the region, compared to a 1% loss in the nation. Beginning in the spring of 1997, the General Motors assembly plant in Northern Delaware serves as an overflow facility producing the Chevrolet Malibu, a mid-sized sedan, for two years. Their current employment is 2,900, with average wages of $19 per hour. GM will then use the plant to build the Saturn Innovate. They expect to assemble 250,000 cars annually and maintain their current employment level.

          Chrysler, the owner of the only other auto assembly plant in the State employs 3,200 workers. Chrysler is currently undergoing a $500 million retooling of its facility. Later this summer that plant will begin producing sport a utility truck, called the Dodge Dorango. By 1988, the Chrysler plant expects to be producing 109,000 such vehicles annually. April 1997 manufacturing employment in Delaware declined by 5% compared with one year ago. The U.S. over the same period and the regional manufacturing employment were unchanged.

          The State's per capita personal income of $27,622 in 1996 was 14% higher than the national average, ranking
Delaware fifth in the U.S. For 1996, Delaware's total personal income advanced by 6.2%, relative to one year earlier, compared with 4.5% in the U.S. and 4.2% in the region.

          In the past ten years (1986-96) there has been a 52% growth in net new business firms established in Delaware, compared with 22% in the U.S. and 14% in the region. In 1996 there were 22,000 firms operating in the State, a growth rate for the year that was the 5th highest in the nation, and two and one half times that of the U.S. and five times that of the region. The business failure numbers also paint Delaware as an attractive place to own a successful company. In 1995, only 45 Delaware businesses ceased to operate, the lowest number of failures since 1989. In 1995, only 22 businesses failed in Delaware for each 10,000 firms in existence, compared with failure rates of 86 and 90 per 10,000 firms for the region and the U.S., respectively.

          Franchise tax revenue and fees derived from companies incorporated in Delaware represent the second largest source (20%) of State General Fund revenue (the largest contributor is the personal income tax). There were 51,300 new incorporations in Delaware in 1996, bringing the number of domestic corporations using the State as their legal home to more than 300,000. New incorporations in Delaware increased by 7% in 1996, compared with 1995. Although the State is the legal home of only 5% of the corporations in the U.S., among those are half the companies listed on the New York Stock Exchange. Delaware is the corporate home of 56% of the companies listed in the "Fortune 500" in 1997.

          The value of Delaware's construction contracts (as measured by McGraw-Hill) decreased 10% in 1996 compared with 1995. This decrease compares with the U.S. increase of 8%. Delaware's strengths were in the nonresidential building (office space), nonbuilding (highway) and government building categories. For the first four months of 1997,. the value of Delaware's construction contracts was 21% higher than the comparable period of 1996. Advances in highway and housing contracts accounted for most of the increase. Construction employment in April 1997 was nearly 10% higher than one year earlier, compared with 4% growth in the U.S., and a 5% increase in the region.

          Delaware's new private housing authorizations decreased by 5% in 1996, compared with 1995. U.S. and the region's private housing authorizations were 7% and 9% higher, respectively, for the same period. For the first four months of 1997, Delaware's housing authorizations were up by 3%, compared with an 11% growth in the region, and a 2% increase in the nation. There were 1% more Delaware home sales in 1996 than in 1995, compared with an 8% increase for the whole country, and a 2% decline for the region. The nominal dollar value of Delaware's housing starts was 6% higher in 1996 than the previous year, compared with increases of 8% in the region and 11% nationally.

          Newly leased office space in the greater
Wilmington market increased by 40% in 1996 compared with the prior year, and was 30% higher than the average of the last five years. The vacancy rate for Wilmington's Class "A" buildings was 15% compared with the national average of 14% in December 1996. At the same time, the quoted rental price for this downtown office space was $20 per square foot, compared to $25 in the average central business district nationally. Operating costs on these properties averaged $7 per square foot at the end of 1996. These costs were approximately the same as those nationwide, but considerably less than in neighboring cities. MBNA, one of the largest banks in the State, has recently completed construction of two office buildings totalling 615,000 square feet and an adjoining parking garage adjacent to the central square in the City of Wilmington.

          The financial services industry continued to expand in Delaware, employing 46,100 workers in April 1997. Those workers in financial services held 3,400 more jobs than one year earlier, a year-over-year growth rate of 8%, in spite of the ongoing bank consolidations. The number of national finance-related jobs grew by 3% and the number in the region increased by 1%. In 1995, Delaware banks had the third highest return on average assets in the nation, 2.39% compared with the U.S. average of 1.16%. Financial institutions currently number fifty-seven, including twenty major credit card companies. Last year, the Delaware credit card institutions were responsible for issuing 40% of all credit card debt issued in the U.S. In June 1995, the State approved limited expansion powers for out-of-state banks that want to establish operations in Delaware.

          The Port of Wilmington handled 4.6 million tons of waterborne cargo in 1996, an increase of 21% compared with the prior year. For the first nine months of fiscal 1997, gross Port revenue of $13.7 million was 11% higher than in the first nine months of fiscal 1996. The composition of the imports has changed since last year, with increases in wet bulk imports and reductions in steel, dry bulk and refrigerated cargo. The wet bulk (primarily oil) cargo pays a monthly fee for port usage, regardless of tonnage, while payment for the other cargo is based on weight.
Wilmington's Port exports more American-made cars than any other port in the U.S. New Port contracts include substantial imports of Chilean fruit, Australian beef and

Volkswagen cars. In 1996 the Port of Wilmington led all the Delaware River ports and terminals with 376 ship calls, according to the Delaware River and Bay Maritime Exchange. In June 1995 the State agreed to purchase the Port for $40 million, payable over 30 years. The state also agreed to invest $30 million in capital improvements in the Port over the next two years and to assume $66 million of Port debt. The State assumed the full operating responsibility for the Port in September 1996.
State Finances

          Fiscal 1996. General Fund expenditures were $1,651 million, an increase of 7% over the previous year, with the growth primarily for mandated caseload and inflation adjustments in social service programs. One significant feature in the 1996 budget was an initiative to move welfare recipients into the labor market. The fiscal 1996 revenue was $1,656 million, an increase of 3%. After adjusting for the phased-in personal income tax cut, the growth of General Fund revenue was 5% over the prior year. The fiscal 1996 cumulative cash balance was $379 million, 24% of the operating budget. Nationally, cash balances as a percent of operating spending averaged 6%, according to the National Association of State Budget Officers. The State's Budget Reserve Fund (see "Fiscal Controls" below) remained fully funded at the 5% level and held balances of $87 million.

          Delaware finances transportation projects primarily through the Transportation Trust Fund, created in 1987 and funded by dedicated revenue sources including the motor fuel tax, Turnpike tolls and concessions, motor vehicle document and registration fees, miscellaneous transportation related revenue (titling fees, operator license fees, etc.), and investment earnings on Trust Fund balances. Transportation operating expenses and debt service were $162 million for fiscal 1996, a 1% increase over the previous year. The capital program spent another $124 million. The State enacted increases in motor vehicle gasoline and diesel taxes, vehicle document fees, and tolls on Interstate 95 to replace some of the anticipated bond-financed capital spending. These "user fees" for transportation purposes are expected to provide $178 million of capital for transportation projects through 1999, and became effective September 1993.

          In 1993, the U.S. Supreme Court ruled in favor of Delaware in a case involving intangible abandoned property, stating that Delaware is entitled to receive abandoned property held by brokers incorporated in the State. In
1994, Delaware negotiated a settlement with New York which allows Delaware to draw down the $220 million windfall during the next four years. The fiscal 1996 budget authorized the use of these funds (named the Twenty-first
Century Fund) to create public/private partnerships to enhance the competitiveness of the State. Specifically allocated in fiscal 1996 were $35 million for agricultural land preservation and a parks' maintenance endowment, $42 million for educational technology investments and economic development projects and $33 million for housing, community development, and sewer/water projects.

          Fiscal 1997. The Delaware Economic and Financial Advisory Council ("DEFAC"), composed of 33 private and public-sector members appointed by the Governor, provides revenue and expenditure forecasts for the General Assembly and the Governor a minimum of six times each year. The most recent DEFAC forecast (May 1997) called for General Fund revenue of $1,777 million for fiscal 1997, a growth of 8% over the fiscal 1996 revenue. (Adjusted for the decrease in personal income tax rates, the growth estimate was 8%.) Fiscal 1997 expenditures are expected to be $1,768, an increase of 7% compared with fiscal 1996. Operating expenditures and debt service from the Transportation Trust Fund are expected to be $161 million, approximately the same as the previous year. The capital spending budgets include $180 million for transportation projects and $328 million for other capital improvements supported by the General Fund and the Twenty-first Century Fund.

          Fiscal 1998. The May 1997 DEFAC estimate for revenue in the General Fund was $1,866 million (+5%) and $244 million in the Transportation Trust Fund, a nearly 4% increase over the previous year. A budget for fiscal 1998 is currently under consideration, and is expected to pass by June 30, 1997.

          Fiscal Controls. A constitutional limit requires a three-fifths vote of each house of the General Assembly to pass or increase any tax or license fee. Appropriation of more than 98% of estimated General Fund revenue plus unencumbered General Fund balances from the previous fiscal year also requires a three-fifths vote of both houses.

          Excess unencumbered General Fund revenue at the end of a fiscal year must be placed in a Budget Reserve Account, until that Account accumulates to 5% of estimated General Fund revenue, according to the State Constitution. That Account provides a cushion against unanticipated revenue shortfalls and funds for tax reductions. The Budget Reserve Account currently holds $87 million and is fully funded.

          Until 1991 the authorization of additional General Fund debt was restricted to 75% of the principal retirement of general obligation debt in the prior fiscal year plus any deauthorized debt in the same year. Legislation effective in July 1991 replaced that debt limitation. The revised limitations are three: (a) annual tax supported debt authorizations cannot exceed 5% of estimated General Fund revenue, (b) debt service payments of all tax supported debt (including the Transportation Authority, certificates of participation and long-term leases) will be limited to 15% of General Fund plus Transportation Trust Fund revenue, and
(c) General Obligation debt service payments will be limited to the projected cumulative cash balance for the same fiscal year. These debt limits supported the reduction of per capita General Obligation debt from $784 in fiscal 1987 to an estimated $734 in fiscal 1997.
<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
NATIONAL PORTFOLIO SERIES 126
DELAWARE PORTFOLIO SERIES 12


We have audited the statements of financial condition and schedules of portfolio securities of the Dean Witter Select Municipal Trust National Portfolio Series 126 and Delaware Portfolio Series 12 as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust National Portfolio Series 126 and Delaware Portfolio Series 12 as of April 30, 1997, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.






DELOITTE & TOUCHE LLP





June 2, 1997
New York, New York








                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        NATIONAL PORTFOLIO SERIES 126

                                April 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $3,695,151) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $3,690,150

Accrued interest receivable                                           74,173

Cash                                                                   2,187

           Total                                                   3,766,510


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                10,872

   Accrued Sponsor's fees                                              1,952

           Total liabilities                                          12,824


Net Assets:

   Balance applicable to 3,797 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market
        depreciation of $5,001                       $3,690,150

      Undistributed principal and net investment
        income (Note (b))                                63,536


           Net assets                                             $3,753,686

Net asset value per Unit ($3,753,686 divided by 3,797 Units)      $   988.59




                      See notes to financial statements

                           STATEMENT OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        NATIONAL PORTFOLIO SERIES 126



                                               For the years ended April 30,
                                                1997       1996       1995


Investment income - interest                  $223,617   $223,461   $223,315

Less Expenses:

   Trustee's fees and expenses                   7,344      7,344      7,342

   Sponsor's fees                                  951        951        951

           Total expenses                        8,295      8,295      8,293

           Investment income - net             215,322    215,166    215,022

Unrealized market appreciation                  81,285     96,902     12,034

Net increase in net assets resulting from
  operations                                  $296,607   $312,068   $227,056




                      See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        NATIONAL PORTFOLIO SERIES 126



                                            For the years ended April 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  215,322   $  215,166   $  215,022

   Unrealized market appreciation           81,285       96,902       12,034

           Net increase in net assets
             resulting from operations     296,607      312,068      227,056


Less Distributions to Unit Holders:

   Investment income - net                (212,784)    (212,742)    (212,776)

           Total distributions            (212,784)    (212,742)    (212,776)


Less Capital Share Transactions:

   Redemption of 8 Units                      -          (7,619)        -

   Accrued interest on redemption             -            (166)        -

           Total capital share
             transactions                     -          (7,785)        -

Net increase in net assets                  83,823       91,541       14,280

Net assets:

   Beginning of year                     3,669,863    3,578,322    3,564,042

   End of year (including undistributed
     principal and net investment income
     of $63,536, and undistributed net
     investment income of $63,479 and
     $71,167, respectively)             $3,753,686   $3,669,863   $3,578,322




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       NATIONAL PORTFOLIO SERIES 126

                               April 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 6, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.
                                    F-5

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       NATIONAL PORTFOLIO SERIES 126

                               April 30, 1997



(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 6, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                                $3,876,039
       Less:  Gross underwriting commissions (sales charge)        (189,920)
       Net cost to investors                                      3,686,119
       Net unrealized market depreciation                            (5,001)
       Accumulated interest accretion                                 9,032
       Net amount applicable to investors                        $3,690,150

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                               For the years ended April 30,
                                               1997        1996        1995

       Net investment income distributions
         during year                         $ 56.04     $ 55.98     $ 55.92

       Net asset value at end of year        $988.59     $966.52     $940.43

       Trust Units outstanding at end of
         year                                  3,797       3,797       3,805

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    NATIONAL PORTFOLIO SERIES 126

                                            April 30, 1997



Port-                                                                                                 Optional
folio                                Rating    Face          Coupon     Maturity  Sinking Fund        Refunding        Market
 No.   Title of Securities            <F3>     Amount         Rate        Date   Redemptions<F5>   Redemptions<F4> Value<F6><F7>

  1. Eutaw Industrial Develop-
     ment Board, Alabama 6.05%
     Pollution Control Revenue
     Refunding Bonds, Series B
     (Alabama Power Company,
     Greene County Plant Proj-
     ect) (MBIA Insured) <F10>           AAA     $  500,000     6.050%    05/01/23     NONE             05/01/98@102    $  503,260

  2. Salt River Project Agri-
     cultural Improvement and
     Power District, Arizona,
     Salt River Project Electric
     System Revenue Bonds, 1991
     Series A                            AA         400,000     6.000     01/01/31     01/01/23@100     01/01/01@100       401,916

  3. Connecticut Housing
     Finance Authority Housing
     Mortgage Finance Program
     Bonds, 1992 Subseries A-1
     <F9>                                AA         250,000     5.900     11/15/25     11/15/24@100     11/15/02@102       247,945

  4. District of Columbia
     (Washington, D.C.) General
     Obligation Refunding Bonds,
     Series 1993A                      Ba<F8>      400,000     6.000     06/01/07     06/01/06@100     NONE               400,276

  5. Washington Wilkes Payroll
     Development Authority,
     Georgia Subordinated Zero
     Coupon Revenue Bonds
     (Southern Care Corporation
     Facility), Series 1991C
     (Escrowed to Maturity)            Aaa<F8>     200,000     0.000     12/01/21     NONE             NONE                38,364

  6. Chicago, Illinois, Water
     Revenue Bonds, Series 1989        AA-         300,000     6.000     11/15/19     11/15/17@100     11/15/99@100       300,759

  7. Indiana Health Facility
     Financing Authority Hospi-
     tal Revenue Bonds, Series
     1993 (Lafayette Home Hos-
     pital Project)                    A1<F8>      200,000     6.000     08/01/23     08/01/14@100     02/01/03@102       195,838

  8. Porter Township High
     School Building Corporation,
     Indiana First Mortgage
     Bonds, Series 1992                A          400,000     6.000     01/15/15     01/15/13@100     07/15/03@102       408,000

  9. New Jersey Health Care
     Facilities Financing
     Authority Revenue Bonds,
     Pascack Valley Hospital
     Association Issue, Series
     1991                              BBB+       405,000     6.700     07/01/11     07/01/02@100     07/01/01@102       415,392

 10. Allegheny County Hospital
     Development Authority, Penn-
     sylvania, Hospital Revenue
     Bonds, Series Q (Allegheny
     Valley Hospital, Sublessee)       A          250,000     7.000     08/01/15     08/01/14@100     NONE               277,175

 11. Marshall County, West
     Virginia, Pollution Control
     Revenue Bonds, (Ohio Power
     Company Project), Series D
     (MBIA Insured) <F10>              AAA        500,000     5.900     04/01/22     NONE             04/01/03@102       501,225

                                               $3,805,000                                                             $3,690,150




                                                 See notes to schedule of portfolio securities
                                                                      F-7

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     NATIONAL PORTFOLIO SERIES 126

                             April 30, 1997



[FN]

<F3> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price of par.

<F6> The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F7> At April 30, 1997, the net unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $ 14,701

       Gross unrealized market depreciation             (19,702)

       Net unrealized market depreciation              $ (5,001)

    The amortized cost of the Securities for Federal income tax purposes was $3,695,151 at April 30, 1997.

<F8>  Moody's Investors Service Inc. rating.

<F9>  See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities therein.

<F10> Insured by Municipal Bond Insurance Association ("MBIA").

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         DELAWARE PORTFOLIO SERIES 12

                                April 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $2,965,072) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $2,914,961

Accrued interest receivable                                           56,710

Cash                                                                   3,049

           Total                                                   2,974,720


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 3,267

   Accrued Sponsor's fees                                              1,542

           Total liabilities                                           4,809


Net Assets:

   Balance applicable to 3,045 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market
        depreciation of $50,111                      $2,914,961

      Undistributed principal and net investment
        income (Note (b))                                54,950


           Net assets                                             $2,969,911

Net asset value per Unit ($2,969,911 divided by 3,045 Units)      $   975.34




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         DELAWARE PORTFOLIO SERIES 12



                                               For the years ended April 30,
                                                1997       1996       1995


Investment income - interest                  $173,425   $173,393   $173,242

Less Expenses:

   Trustee's fees and expenses                   5,935      5,967      5,981

   Sponsor's fees                                  749        753        755

           Total expenses                        6,684      6,720      6,736

           Investment income -
             net                               166,741    166,673    166,506

Net gain on investments:

   Realized loss on securities sold or
     redeemed                                   (1,585)      (371)    (2,091)

   Net unrealized market appreciation           25,585     53,056     36,276

           Net gain on investments              24,000     52,685     34,185

Net increase in net assets resulting from
  operations                                  $190,741   $219,358   $200,691




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         DELAWARE PORTFOLIO SERIES 12



                                            For the years ended April 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  166,741   $  166,673   $  166,506

   Realized loss on securities sold or
     redeemed                               (1,585)        (371)      (2,091)

   Net unrealized market appreciation       25,585       53,056       36,276

           Net increase in net assets
             resulting from operations     190,741      219,358      200,691


Less Distributions to Unit Holders:

   Principal                                (6,760)      (3,075)      (7,064)

   Investment income - net                (161,141)    (161,141)    (161,141)

           Total distributions            (167,901)    (164,216)    (168,205)

Increase in net assets                      22,840       55,142       32,486

Net assets:

   Beginning of year                     2,947,071    2,891,929    2,859,443

   End of year (including undistributed
     principal and net investment in-
     come of $54,950, $54,639 and
     $55,848, respectively)             $2,969,911   $2,947,071   $2,891,929




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 12

                               April 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 6, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 12

                               April 30, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 6, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                               $3,118,293
       Less:  Gross underwriting commissions (sales charge)       (152,806)
       Net cost to investors                                     2,965,487
       Cost of securities sold or redeemed                         (21,348)
       Net unrealized market depreciation                          (50,111)
       Accumulated interest accretion                               20,933
       Net amount applicable to investors                       $2,914,961

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 12

                               April 30, 1997



(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                               For the years ended April 30,
                                               1997        1996        1995

       Interest income                       $ 56.95     $ 56.94     $ 56.89
       Expenses                                (2.19)      (2.21)      (2.21)
       Investment income - net                 54.76       54.73       54.68
       Income distributions                   (52.92)     (52.92)     (52.92)
                                                1.84        1.81        1.76
       Principal distributions                 (2.22)      (1.01)      (2.32)
       Realized loss on securities
         sold or redeemed                       (.52)       (.12)       (.69)
       Net unrealized market appreciation       8.40       17.43       11.92
       Net increase in net asset value          7.50       18.11       10.67
       Net asset value - beginning of
         year                                 967.84      949.73      939.06
       Net asset value - end of year         $975.34     $967.84     $949.73

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     DELAWARE PORTFOLIO SERIES 12

                                            April 30, 1997



Port-                                                                                                 Optional
folio                               Rating       Face     Coupon   Maturity       Sinking Fund        Refunding       Market
 No.   Title of Securities           <F13>      Amount     Rate       Date        Redemptions<F15>  Redemptions<F14> Value<F16><F17>

  1. Delaware Economic Develop-
     ment Authority, 6.75% Pol-
     lution Control Refunding
     Revenue Bonds (Delmarva
     Power & Light Company),
     Series 1992B (AMBAC
     Insured) <F20>                  AAA       $  400,000    6.750%    05/01/19     NONE             05/01/02@102     $  429,528

  2. Delaware State Housing
     Authority, Senior Home
     Mortgage Revenue Bonds,
     1991 Series A <F19><F22>        Aa3<F23>     200,000    0.000     12/01/10     NONE             NONE                 70,352

  3. Delaware Transportation
     Authority Transportation
     System Senior Revenue
     Bonds, 1991 Series
     (Refunded) <F18>                AAA          275,000    6.500     07/01/11     NONE             07/01/01@102        297,619

  4. Delaware Transportation
     Authority Transportation
     System Senior Revenue
     Bonds, 1991 Series              AA           250,000    5.500     07/01/16     07/01/15@100     07/01/01@100        244,762

  5. Dover Electric Revenue
     Refunding Bonds, (Series
     1993) (FGIC Insured) <F21>      AAA          500,000    5.750     07/01/15     07/01/12@100     01/01/03@102        500,260

  6. Georgetown General Obliga-
     tion Bonds, Series of 1993
     (AMBAC Insured) <F20>           AAA          500,000    5.750     06/01/21     06/01/14@100     06/01/03@100        491,655

  7. Sussex County General
     Obligation Refunding Bonds,
     Series 1993                     A+           365,000    5.600     10/15/20     10/15/13@100     04/15/03@102        353,875

  8. University of Delaware
     Revenue Bonds, Series 1989
     (Refunded) <F18>                AA+          250,000    6.625     11/01/10     NONE             11/01/99@102        266,977

  9. Wilmington Parking Author-
     ity Guaranteed Parking Rev-
     enue Bonds, Series of 1992A
     (FGIC Insured) <F21>            AAA          250,000    6.000     09/15/09     09/15/08@100     09/15/02@102        259,933

                                               $2,990,000                                                             $2,914,961




                                                   See notes to schedule of portfolio securities
                                                                        F-16

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                      DELAWARE PORTFOLIO SERIES 12

                             April 30, 1997



[FN]

 <13>All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

 <F14>There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

 <F15>There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

 <F16>The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

 <F17>At April 30, 1997, the net unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation         $  6,949

       Gross unrealized market depreciation          (57,060)

       Net unrealized market depreciation           $(50,111)

    The amortized cost of the Securities for Federal income tax purposes was $2,965,072 at April 30, 1997.

 <F18>The Issuer has indicated that it will refund this Security on its optional redemption date.

 <19>In the opinion of bond counsel to the issuing government authority, interest on this bond will be a tax preference item for individuals and corporations for alternative minimum tax purposes (see "Tax
Status" herein).

 <F20>Insured by American Municipal Bond Assurance Corporation ("AMBAC").

 <F21>Insured by Financial Guaranty Insurance Company ("FGIC").

 <F22>See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities, therein.

 <F23>Moody's Investors Service, Inc. rating.
                                  F-17




(MODULE)
     (NAME)     DWSMTPARTB941
     (CIK) 0000840581
     (CCC) uit*59fl
 (/MODULE)

           CONTENTS OF REGISTRATION STATEMENT


      This registration statement comprises the following documents:

      The facing sheet.

      The Cross Reference Sheet.

      The Prospectus.

      The signatures.

      Consents of the Evaluator and Independent Auditors; all other consents were previously filed.

      The following exhibits:

      23. 1a.   Consents of Kenny S&P Evaluation Services, a
      division of J.J. Kenny Co., Inc.

1b.   Consent of Independent Auditors.

      27. 1.    Financial Data Schedule of Dean Witter Select
      Municipal Trust, National Portfolio Series 126.

         2.     Financial Data Schedule of Dean Witter Select
      Municipal Trust, Delaware Portfolio Series 12.



            FINANCIAL STATEMENTS



 1. Statement of Financial Condition, Statement of Operations and Statement of Changes in Net Assets of each Trust, as shown in the Prospectus.

                      CONSENT OF COUNSEL


        The consents of counsel to the use of their names in the Prospectus included in this Registration Statement are contained in their opinions filed as Exhibits EX-5 and EX-8 to this Registration Statement.

                          SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Dean Witter Select Municipal Trust, National Portfolio Series 126 and Delaware Portfolio Series 12, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 26th day of June, 1997.


                       DEAN WITTER SELECT MUNICIPAL
                         TRUST,
                       NATIONAL PORTFOLIO SERIES 126
                       DELAWARE PORTFOLIO SERIES 12
                         (Registrants)


                       By:  DEAN WITTER REYNOLDS INC.
                                  (Depositor)



                               Thomas Hines
                               Thomas Hines
                               Authorized Signatory


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 26th day of June, 1997.


Name                             Office



Philip J. Purcell                Chairman & Chief Executive
                                 Officer and Director
Richard M. DeMartini             Director
Robert J. Dwyer                  Director
Christine A. Edwards             Director
Charles A. Fiumefreddo           Director
James F. Higgins                 Director
Mitchell M. Merin                Director
Stephen R. Miller                Director
Richard F. Powers III            Director
Thomas C. Schneider              Director
William B. Smith                 Director

                                      Thomas Hines
                                      Thomas Hines
                                 Attorney-in-fact1




1    Executed copies of the Powers of Attorney of the Board
   Members listed below have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity, Select 10 Industrial Portfolio 97-1, File No. 333-16839, Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499 and the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.